Supplement to the
Strategic Advisers® Multi-Manager
Target Date Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

On or about May 31, 2016, each Strategic Advisers® Multi-Manager Target Date Fund will be renamed as noted below. All references to a Strategic Advisers Target Date Fund in the prospectus will be updated to reflect this change.

Fidelity® Multi-Manager Income Fund
Class/Ticker
Fidelity Multi-Manager Income Fund/FEBPX

Fidelity® Multi-Manager 2005 Fund
Class/Ticker
Fidelity Multi-Manager 2005 Fund/FEHPX

Fidelity Multi-Manager 2010 Fund
Class/Ticker
Fidelity Multi-Manager 2010 Fund/FEMPX

Fidelity Multi-Manager 2015 Fund
Class/Ticker
Fidelity Multi-Manager 2015 Fund/FEJPX

Fidelity Multi-Manager 2020 Fund
Class/Ticker
Fidelity Multi-Manager 2020 Fund/FEKPX

Fidelity Multi-Manager 2025 Fund
Class/Ticker
Fidelity Multi-Manager 2025 Fund/FEDPX

Fidelity Multi-Manager 2030 Fund
Class/Ticker
Fidelity Multi-Manager 2030 Fund/FECPX

Fidelity Multi-Manager 2035 Fund
Class/Ticker
Fidelity Multi-Manager 2035 Fund/FENPX

Fidelity Multi-Manager 2040 Fund
Class/Ticker
Fidelity Multi-Manager 2040 Fund/FEWPX

Fidelity Multi-Manager 2045 Fund
Class/Ticker
Fidelity Multi-Manager 2045 Fund/FEZPX

Fidelity Multi-Manager 2050 Fund
Class/Ticker
Fidelity Multi-Manager 2050 Fund/FEYPX

Fidelity Multi-Manager 2055 Fund
Class/Ticker
Fidelity Multi-Manager 2055 Fund/FESPX

Fidelity Multi-Manager 2060 Fund
Class/Ticker
Fidelity Multi-Manager 2060 Fund/FNJPX

OLF-16-01  April 28, 2016
1.9584471.107

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Strategic Advisers® Multi-Manager Income Fund (FEBPX), Strategic Advisers Multi-Manager 2005 Fund (FEHPX),
Strategic Advisers Multi-Manager 2010 Fund (FEMPX), Strategic Advisers Multi-Manager 2015 Fund (FEJPX),
Strategic Advisers Multi-Manager 2020 Fund (FEKPX), Strategic Advisers Multi-Manager 2025 Fund (FEDPX),
Strategic Advisers Multi-Manager 2030 Fund (FECPX), Strategic Advisers Multi-Manager 2035 Fund (FENPX),
Strategic Advisers Multi-Manager 2040 Fund (FEWPX), Strategic Advisers Multi-Manager 2045 Fund (FEZPX),
Strategic Advisers Multi-Manager 2050 Fund (FEYPX), Strategic Advisers Multi-Manager 2055 Fund (FESPX),
and Strategic Advisers Multi-Manager 2060 Fund (FNJPX)

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

On or about May 31, 2016, each Strategic Advisers Multi-Manager Target Date Fund will be renamed as noted below. All references to a Strategic Advisers Target Date Fund in the SAI will be updated to reflect this change.

Fidelity® Multi-Manager Income Fund (FEBPX), Fidelity® Multi-Manager 2005 Fund (FEHPX),
Fidelity Multi-Manager 2010 Fund (FEMPX), Fidelity Multi-Manager 2015 Fund (FEJPX),
Fidelity Multi-Manager 2020 Fund (FEKPX), Fidelity Multi-Manager 2025 Fund (FEDPX),
Fidelity Multi-Manager 2030 Fund (FECPX), Fidelity Multi-Manager 2035 Fund (FENPX),
Fidelity Multi-Manager 2040 Fund (FEWPX), Fidelity Multi-Manager 2045 Fund (FEZPX),
Fidelity Multi-Manager 2050 Fund (FEYPX), Fidelity Multi-Manager 2055 Fund (FESPX),
and Fidelity Multi-Manager 2060 Fund (FNJPX)

OLFB-16-01  April 28, 2016
1.9585673.105

Supplement to the
Strategic Advisers® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

On or about May 31, 2016, each Strategic Advisers® Multi-Manager Target Date Fund will be renamed as noted below. All references to a Strategic Advisers Target Date Fund in the prospectus will be updated to reflect this change.

Fidelity® Multi-Manager Income Fund
Class/Ticker
L/FMJPX	N/FMJQX
Fidelity® Multi-Manager 2005 Fund
Class/Ticker
L/FMJRX	N/FMJSX
Fidelity Multi-Manager 2010 Fund
Class/Ticker
L/FMJTX	N/FMJUX
Fidelity Multi-Manager 2015 Fund
Class/Ticker
L/FMJVX	N/FMJWX
Fidelity Multi-Manager 2020 Fund
Class/Ticker
L/FMJYX	N/FMJZX
Fidelity Multi-Manager 2025 Fund
Class/Ticker
L/FMJAX	N/FMJBX
Fidelity Multi-Manager 2030 Fund
Class/Ticker
L/FMJIX	N/FMJJX
Fidelity Multi-Manager 2035 Fund
Class/Ticker
L/FMJCX	N/FMJEX
Fidelity Multi-Manager 2040 Fund
Class/Ticker
L/FJMVX	N/FMJKX
Fidelity Multi-Manager 2045 Fund
Class/Ticker
L/FMJFX	N/FMJGX
Fidelity Multi-Manager 2050 Fund
Class/Ticker
L/FMJLX	N/FMJMX
Fidelity Multi-Manager 2055 Fund
Class/Ticker
L/FMJNX	N/FMJOX
Fidelity Multi-Manager 2060 Fund
Class/Ticker
L/FCMMX	N/FNPQX
OLF-L-OLF-N-16-01  April 28, 2016
1.9586099.104

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Fund	Class L	Class N
Strategic Advisers® Multi-Manager Income Fund	FMJPX	FMJQX
Strategic Advisers Multi-Manager 2005 Fund	FMJRX	FMJSX
Strategic Advisers Multi-Manager 2010 Fund	FMJTX	FMJUX
Strategic Advisers Multi-Manager 2015 Fund	FMJVX	FMJWX
Strategic Advisers Multi-Manager 2020 Fund	FMJYX	FMJZX
Strategic Advisers Multi-Manager 2025 Fund	FMJAX	FMJBX
Strategic Advisers Multi-Manager 2030 Fund	FMJIX	FMJJX
Strategic Advisers Multi-Manager 2035 Fund	FMJCX	FMJEX
Strategic Advisers Multi-Manager 2040 Fund	FJMVX	FMJKX
Strategic Advisers Multi-Manager 2045 Fund	FMJFX	FMJGX
Strategic Advisers Multi-Manager 2050 Fund	FMJLX	FMJMX
Strategic Advisers Multi-Manager 2055 Fund	FMJNX	FMJOX
Strategic Advisers Multi-Manager 2060 Fund	FCMMX	FNPQX

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

On or about May 31, 2016, each Strategic Advisers Multi-Manager Target Date Fund will be renamed as noted below. All references to a Strategic Advisers Target Date Fund in the SAI will be updated to reflect this change.

Fund	Class L	Class N
Fidelity® Multi-Manager Income Fund	FMJPX	FMJQX
Fidelity® Multi-Manager 2005 Fund	FMJRX	FMJSX
Fidelity Multi-Manager 2010 Fund	FMJTX	FMJUX
Fidelity Multi-Manager 2015 Fund	FMJVX	FMJWX
Fidelity Multi-Manager 2020 Fund	FMJYX	FMJZX
Fidelity Multi-Manager 2025 Fund	FMJAX	FMJBX
Fidelity Multi-Manager 2030 Fund	FMJIX	FMJJX
Fidelity Multi-Manager 2035 Fund	FMJCX	FMJEX
Fidelity Multi-Manager 2040 Fund	FJMVX	FMJKX
Fidelity Multi-Manager 2045 Fund	FMJFX	FMJGX
Fidelity Multi-Manager 2050 Fund	FMJLX	FMJMX
Fidelity Multi-Manager 2055 Fund	FMJNX	FMJOX
Fidelity Multi-Manager 2060 Fund	FCMMX	FNPQX
OLF-L-OLF-NB-16-01  April 28, 2016
1.9587292.105